Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001937441
Document Type	POS AM
Entity Registrant Name	AMBIPAR EMERGENCY RESPONSE
Entity Incorporation, State or Country Code	E9
Entity Address, City or Town	São Paulo, SP
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant is filing this post-effective amendment No. 4 to Form F-3 on Form F-1 (“Post-Effective Amendment No. 4”) to (i) convert the prior registration statement on Form F-3 into a registration statement on Form F-1 and (ii) include information contained in the Registrant’s annual report on Form 20-F for the fiscal year ended December 31, 2024 and to update certain other information contained in the registration statement.This Post-Effective Amendment No. 4 to Form F-3 on Form F-1 contains an updated prospectus relating to the offering and sale of the shares that were registered for resale on the Registration Statement, as amended.No additional securities are being registered by this Post-Effective Amendment No. 4. All applicable registration and filling fees were paid at the time of the original filing of the registration statement on Form F-1.
Amendment Flag	true